Condensed Consolidating Financials (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statement of Operations [Abstract]
Revenues	$ 3,571,000,000	$ 3,302,000,000	$ 3,369,000,000	$ 3,763,000,000	$ 3,363,000,000	$ 2,943,000,000	$ 3,001,000,000	$ 3,513,000,000	$ 14,005,000,000	$ 12,820,000,000	$ 12,381,000,000
Expenses:
Operating									8,124,000,000	7,264,000,000	7,191,000,000
Selling, general and administrative									2,546,000,000	2,442,000,000	2,412,000,000
Restructuring charges									20,000,000	19,000,000	42,000,000
Impairment charges									0	11,000,000	0
Depreciation and amortization	73,000,000	70,000,000	73,000,000	74,000,000	79,000,000	73,000,000	78,000,000	76,000,000	290,000,000	306,000,000	313,000,000
Total expenses									10,980,000,000	10,042,000,000	9,958,000,000
Operating income (loss)	715,000,000	764,000,000	775,000,000	771,000,000	676,000,000	727,000,000	730,000,000	645,000,000	3,025,000,000	2,778,000,000	2,423,000,000
Interest (expense) income, net									(367,000,000)	(396,000,000)	(428,000,000)
Net loss on early extinguishment of debt									0	(32,000,000)	0
Other items, net									7,000,000	7,000,000	(12,000,000)
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies									2,665,000,000	2,357,000,000	1,983,000,000
(Provision) benefit for income taxes									(878,000,000)	(812,000,000)	(681,000,000)
Equity in earnings (loss) of investee companies, net of tax									(49,000,000)	(37,000,000)	(39,000,000)
Net earnings (loss) from continuing operations	422,000,000	431,000,000	435,000,000	450,000,000	375,000,000	362,000,000	402,000,000	369,000,000	1,738,000,000	1,508,000,000	1,263,000,000
Net earnings (loss) from discontinued operations, net of tax (Note 3)									141,000,000	66,000,000	42,000,000
Net earnings (loss)	470,000,000	494,000,000	472,000,000	443,000,000	393,000,000	391,000,000	427,000,000	363,000,000	1,879,000,000	1,574,000,000	1,305,000,000
Total comprehensive income									1,903,000,000	1,444,000,000	1,152,000,000
ASSETS
Cash and cash equivalents	368,000,000				687,000,000				368,000,000	687,000,000
Receivables, net	3,234,000,000				2,918,000,000				3,234,000,000	2,918,000,000
Programming and other inventory (Note 5)	772,000,000				858,000,000				772,000,000	858,000,000
Prepaid expenses and other current assets	645,000,000				685,000,000				645,000,000	685,000,000
Current assets of discontinued operations (Note 3)	351,000,000				572,000,000				351,000,000	572,000,000
Total current assets	5,370,000,000				5,720,000,000				5,370,000,000	5,720,000,000
Property and equipment	3,097,000,000				3,075,000,000				3,097,000,000	3,075,000,000
Less accumulated depreciation and amortization	1,624,000,000				1,621,000,000				1,624,000,000	1,621,000,000
Net property and equipment	1,473,000,000				1,454,000,000				1,473,000,000	1,454,000,000
Programming and other inventory (Note 5)	1,697,000,000				1,582,000,000				1,697,000,000	1,582,000,000
Goodwill	6,696,000,000				6,690,000,000				6,696,000,000	6,690,000,000	6,699,000,000
Intangible assets (Note 2)	6,064,000,000				6,092,000,000				6,064,000,000	6,092,000,000
Investments in subsidiaries	0				0				0	0
Other assets	1,963,000,000				1,507,000,000				1,963,000,000	1,507,000,000
Intercompany	0				0				0	0
Assets of discontinued operations	3,124,000,000				3,421,000,000				3,124,000,000	3,421,000,000
Total assets	26,387,000,000				26,466,000,000				26,387,000,000	26,466,000,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	286,000,000				307,000,000				286,000,000	307,000,000
Participants' share and royalties payable	1,008,000,000				953,000,000				1,008,000,000	953,000,000
Program rights	398,000,000				455,000,000				398,000,000	455,000,000
Commercial paper	475,000,000				0				475,000,000	0
Current portion of long-term debt	20,000,000				18,000,000				20,000,000	18,000,000
Accrued expenses and other current liabilities	1,766,000,000				1,718,000,000				1,766,000,000	1,718,000,000
Current liabilities of discontinued operations (Note 3)	254,000,000				490,000,000				254,000,000	490,000,000
Total current liabilities	4,207,000,000				3,941,000,000				4,207,000,000	3,941,000,000
Long-term debt (Note 8)	5,940,000,000				5,903,000,000				5,940,000,000	5,903,000,000
Other liabilities	5,797,000,000				5,877,000,000				5,797,000,000	5,877,000,000
Liabilities of discontinued operations (Note 3)	477,000,000				532,000,000				477,000,000	532,000,000
Intercompany	0				0				0	0
Stockholders' Equity:
Preferred stock	0				0				0	0
Common stock	1,000,000				1,000,000				1,000,000	1,000,000
Additional paid-in capital	43,474,000,000				43,424,000,000				43,474,000,000	43,424,000,000
Retained earnings (deficit)	(24,890,000,000)				(26,769,000,000)				(24,890,000,000)	(26,769,000,000)
Accumulated other comprehensive income (loss)	(545,000,000)				(569,000,000)				(545,000,000)	(569,000,000)	(439,000,000)	(286,000,000)
Stockholders' equity including treasury stock	18,040,000,000				16,087,000,000				18,040,000,000	16,087,000,000
Less treasury stock, at cost	8,074,000,000				5,874,000,000				8,074,000,000	5,874,000,000
Total Stockholders' Equity	9,966,000,000				10,213,000,000				9,966,000,000	10,213,000,000	9,908,000,000
Total Liabilities and Stockholders' Equity	26,387,000,000				26,466,000,000				26,387,000,000	26,466,000,000
Condensed Consolidating Statement of Cash Flows [Abstract]
Net cash flow provided by (used for) operating activities									1,873,000,000	1,815,000,000	1,749,000,000
Investing Activities:
Acquisitions, net of cash acquired									(20,000,000)	(146,000,000)	(67,000,000)
Capital expenditures									(212,000,000)	(200,000,000)	(199,000,000)
Investments in and advances to investee companies									(176,000,000)	(91,000,000)	(79,000,000)
Proceeds from sale of investments									30,000,000	13,000,000	12,000,000
Proceeds from dispositions									164,000,000	49,000,000	17,000,000
Net cash flow provided by (used for) investing activities from continuing operations									(214,000,000)	(375,000,000)	(316,000,000)
Net cash flow provided by (used for) investing activities from discontinued operations									(58,000,000)	(76,000,000)	(73,000,000)
Net cash flow provided by (used for) investing activities									(272,000,000)	(451,000,000)	(389,000,000)
Financing Activities:
Proceeds from short-term debt borrowings, net									475,000,000	0	0
Proceeds from issuance of notes									0	1,566,000,000	0
Repayment of notes and debentures									0	(1,583,000,000)	0
Payment of capital lease obligations									(17,000,000)	(19,000,000)	(19,000,000)
Payment of contingent consideration									(30,000,000)	(33,000,000)	0
Dividends									(300,000,000)	(276,000,000)	(206,000,000)
Purchase of Company common stock									(2,185,000,000)	(1,137,000,000)	(1,012,000,000)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation									(145,000,000)	(105,000,000)	(82,000,000)
Proceeds from exercise of stock options									146,000,000	168,000,000	72,000,000
Excess tax benefit from stock-based compensation									148,000,000	103,000,000	72,000,000
Other financing activities									(4,000,000)	0	(5,000,000)
Increase (decrease) in intercompany payables									0	0	0
Net cash flow provided by (used for) financing activities									(1,912,000,000)	(1,316,000,000)	(1,180,000,000)
Net increase (decrease) in cash and cash equivalents									(311,000,000)	48,000,000	180,000,000
Cash and cash equivalents, including discontinued operations, at beginning of period				708,000,000				660,000,000	708,000,000	660,000,000	480,000,000
Cash and cash equivalents, including discontinued operations, at end of period	397,000,000				708,000,000				397,000,000	708,000,000	660,000,000
Cash and cash equivalents of discontinued operations	29,000,000				21,000,000				29,000,000	21,000,000	38,000,000	19,000,000
Eliminations [Member]
Condensed Consolidating Statement of Operations [Abstract]
Revenues									0	0	0
Expenses:
Operating									0	0	0
Selling, general and administrative									0	0	0
Restructuring charges									0	0	0
Impairment charges										0
Depreciation and amortization									0	0	0
Total expenses									0	0	0
Operating income (loss)									0	0	0
Interest (expense) income, net									0	0	0
Net loss on early extinguishment of debt										0
Other items, net									0	0	0
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies									0	0	0
(Provision) benefit for income taxes									0	0	0
Equity in earnings (loss) of investee companies, net of tax									(3,458,000,000)	(3,031,000,000)	(2,923,000,000)
Net earnings (loss) from continuing operations									(3,458,000,000)	(3,031,000,000)	(2,923,000,000)
Net earnings (loss) from discontinued operations, net of tax (Note 3)									0	0	0
Net earnings (loss)									(3,458,000,000)	(3,031,000,000)	(2,923,000,000)
Total comprehensive income									(3,278,000,000)	(3,032,000,000)	(2,906,000,000)
ASSETS
Cash and cash equivalents	0				0				0	0
Receivables, net	0				0				0	0
Programming and other inventory (Note 5)	0				0				0	0
Prepaid expenses and other current assets	(26,000,000)				(26,000,000)				(26,000,000)	(26,000,000)
Current assets of discontinued operations (Note 3)	0				0				0	0
Total current assets	(26,000,000)				(26,000,000)				(26,000,000)	(26,000,000)
Property and equipment	0				0				0	0
Less accumulated depreciation and amortization	0				0				0	0
Net property and equipment	0				0				0	0
Programming and other inventory (Note 5)	0				0				0	0
Goodwill	0				0				0	0
Intangible assets (Note 2)	0				0				0	0
Investments in subsidiaries	(50,869,000,000)				(47,788,000,000)				(50,869,000,000)	(47,788,000,000)
Other assets	0				0				0	0
Intercompany	(21,649,000,000)				(19,783,000,000)				(21,649,000,000)	(19,783,000,000)
Assets of discontinued operations	0				0				0	0
Total assets	(72,544,000,000)				(67,597,000,000)				(72,544,000,000)	(67,597,000,000)
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	0				0				0	0
Participants' share and royalties payable	0				0				0	0
Program rights	0				0				0	0
Commercial paper	0								0
Current portion of long-term debt	0				0				0	0
Accrued expenses and other current liabilities	(26,000,000)				(26,000,000)				(26,000,000)	(26,000,000)
Current liabilities of discontinued operations (Note 3)	0				0				0	0
Total current liabilities	(26,000,000)				(26,000,000)				(26,000,000)	(26,000,000)
Long-term debt (Note 8)	0				0				0	0
Other liabilities	0				0				0	0
Liabilities of discontinued operations (Note 3)	0				0				0	0
Intercompany	(21,649,000,000)				(19,783,000,000)				(21,649,000,000)	(19,783,000,000)
Stockholders' Equity:
Preferred stock	(126,000,000)				(128,000,000)				(126,000,000)	(128,000,000)
Common stock	(1,076,000,000)				(1,259,000,000)				(1,076,000,000)	(1,259,000,000)
Additional paid-in capital	(61,678,000,000)				(61,690,000,000)				(61,678,000,000)	(61,690,000,000)
Retained earnings (deficit)	6,996,000,000				10,454,000,000				6,996,000,000	10,454,000,000
Accumulated other comprehensive income (loss)	(116,000,000)				(296,000,000)				(116,000,000)	(296,000,000)
Stockholders' equity including treasury stock	(56,000,000,000)				(52,919,000,000)				(56,000,000,000)	(52,919,000,000)
Less treasury stock, at cost	(5,131,000,000)				(5,131,000,000)				(5,131,000,000)	(5,131,000,000)
Total Stockholders' Equity	(50,869,000,000)				(47,788,000,000)				(50,869,000,000)	(47,788,000,000)
Total Liabilities and Stockholders' Equity	(72,544,000,000)				(67,597,000,000)				(72,544,000,000)	(67,597,000,000)
Condensed Consolidating Statement of Cash Flows [Abstract]
Net cash flow provided by (used for) operating activities									0	0	0
Investing Activities:
Acquisitions, net of cash acquired									0	0	0
Capital expenditures									0	0	0
Investments in and advances to investee companies									0	0	0
Proceeds from sale of investments									0	0	0
Proceeds from dispositions									0	0	0
Net cash flow provided by (used for) investing activities from continuing operations									0	0	0
Net cash flow provided by (used for) investing activities from discontinued operations									0	0	0
Net cash flow provided by (used for) investing activities									0	0	0
Financing Activities:
Proceeds from short-term debt borrowings, net									0
Proceeds from issuance of notes										0
Repayment of notes and debentures										0
Payment of capital lease obligations									0	0	0
Payment of contingent consideration									0	0
Dividends									0	0	0
Purchase of Company common stock									0	0	0
Payment of payroll taxes in lieu of issuing shares for stock-based compensation									0	0	0
Proceeds from exercise of stock options									0	0	0
Excess tax benefit from stock-based compensation									0	0	0
Other financing activities									0		0
Increase (decrease) in intercompany payables									0	0	0
Net cash flow provided by (used for) financing activities									0	0	0
Net increase (decrease) in cash and cash equivalents									0	0	0
Cash and cash equivalents, including discontinued operations, at beginning of period				0				0	0	0	0
Cash and cash equivalents, including discontinued operations, at end of period	0				0				0	0	0
CBS Corp. [Member]
Condensed Consolidating Statement of Operations [Abstract]
Revenues									145,000,000	157,000,000	131,000,000
Expenses:
Operating									69,000,000	74,000,000	72,000,000
Selling, general and administrative									65,000,000	87,000,000	109,000,000
Restructuring charges									0	0	0
Impairment charges										0
Depreciation and amortization									6,000,000	6,000,000	5,000,000
Total expenses									140,000,000	167,000,000	186,000,000
Operating income (loss)									5,000,000	(10,000,000)	(55,000,000)
Interest (expense) income, net									(457,000,000)	(480,000,000)	(514,000,000)
Net loss on early extinguishment of debt										(32,000,000)
Other items, net									0	1,000,000	0
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies									(452,000,000)	(521,000,000)	(569,000,000)
(Provision) benefit for income taxes									152,000,000	183,000,000	200,000,000
Equity in earnings (loss) of investee companies, net of tax									2,170,000,000	1,886,000,000	1,667,000,000
Net earnings (loss) from continuing operations									1,870,000,000	1,548,000,000	1,298,000,000
Net earnings (loss) from discontinued operations, net of tax (Note 3)									9,000,000	26,000,000	7,000,000
Net earnings (loss)									1,879,000,000	1,574,000,000	1,305,000,000
Total comprehensive income									1,903,000,000	1,444,000,000	1,152,000,000
ASSETS
Cash and cash equivalents	80,000,000				254,000,000				80,000,000	254,000,000
Receivables, net	30,000,000				31,000,000				30,000,000	31,000,000
Programming and other inventory (Note 5)	4,000,000				5,000,000				4,000,000	5,000,000
Prepaid expenses and other current assets	179,000,000				146,000,000				179,000,000	146,000,000
Current assets of discontinued operations (Note 3)	0				0				0	0
Total current assets	293,000,000				436,000,000				293,000,000	436,000,000
Property and equipment	37,000,000				39,000,000				37,000,000	39,000,000
Less accumulated depreciation and amortization	9,000,000				8,000,000				9,000,000	8,000,000
Net property and equipment	28,000,000				31,000,000				28,000,000	31,000,000
Programming and other inventory (Note 5)	5,000,000				3,000,000				5,000,000	3,000,000
Goodwill	98,000,000				98,000,000				98,000,000	98,000,000
Intangible assets (Note 2)	0				0				0	0
Investments in subsidiaries	40,454,000,000				38,660,000,000				40,454,000,000	38,660,000,000
Other assets	89,000,000				171,000,000				89,000,000	171,000,000
Intercompany	0				0				0	0
Assets of discontinued operations	0				0				0	0
Total assets	40,967,000,000				39,399,000,000				40,967,000,000	39,399,000,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	1,000,000				2,000,000				1,000,000	2,000,000
Participants' share and royalties payable	0				0				0	0
Program rights	5,000,000				6,000,000				5,000,000	6,000,000
Commercial paper	475,000,000								475,000,000
Current portion of long-term debt	5,000,000				5,000,000				5,000,000	5,000,000
Accrued expenses and other current liabilities	361,000,000				347,000,000				361,000,000	347,000,000
Current liabilities of discontinued operations (Note 3)	0				0				0	0
Total current liabilities	847,000,000				360,000,000				847,000,000	360,000,000
Long-term debt (Note 8)	5,791,000,000				5,793,000,000				5,791,000,000	5,793,000,000
Other liabilities	2,714,000,000				3,250,000,000				2,714,000,000	3,250,000,000
Liabilities of discontinued operations (Note 3)	0				0				0	0
Intercompany	21,649,000,000				19,783,000,000				21,649,000,000	19,783,000,000
Stockholders' Equity:
Preferred stock	0				0				0	0
Common stock	1,000,000				1,000,000				1,000,000	1,000,000
Additional paid-in capital	43,474,000,000				43,424,000,000				43,474,000,000	43,424,000,000
Retained earnings (deficit)	(24,890,000,000)				(26,769,000,000)				(24,890,000,000)	(26,769,000,000)
Accumulated other comprehensive income (loss)	(545,000,000)				(569,000,000)				(545,000,000)	(569,000,000)
Stockholders' equity including treasury stock	18,040,000,000				16,087,000,000				18,040,000,000	16,087,000,000
Less treasury stock, at cost	8,074,000,000				5,874,000,000				8,074,000,000	5,874,000,000
Total Stockholders' Equity	9,966,000,000				10,213,000,000				9,966,000,000	10,213,000,000
Total Liabilities and Stockholders' Equity	40,967,000,000				39,399,000,000				40,967,000,000	39,399,000,000
Condensed Consolidating Statement of Cash Flows [Abstract]
Net cash flow provided by (used for) operating activities									(934,000,000)	(827,000,000)	(700,000,000)
Investing Activities:
Acquisitions, net of cash acquired									0	0	0
Capital expenditures									0	0	0
Investments in and advances to investee companies									0	0	0
Proceeds from sale of investments									23,000,000	9,000,000	8,000,000
Proceeds from dispositions									0	0	0
Net cash flow provided by (used for) investing activities from continuing operations									23,000,000	9,000,000	8,000,000
Net cash flow provided by (used for) investing activities from discontinued operations									0	0	0
Net cash flow provided by (used for) investing activities									23,000,000	9,000,000	8,000,000
Financing Activities:
Proceeds from short-term debt borrowings, net									475,000,000
Proceeds from issuance of notes										1,566,000,000
Repayment of notes and debentures										(1,583,000,000)
Payment of capital lease obligations									0	0	0
Payment of contingent consideration									0	0
Dividends									(300,000,000)	(276,000,000)	(206,000,000)
Purchase of Company common stock									(2,185,000,000)	(1,137,000,000)	(1,012,000,000)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation									(145,000,000)	(105,000,000)	(82,000,000)
Proceeds from exercise of stock options									146,000,000	168,000,000	72,000,000
Excess tax benefit from stock-based compensation									148,000,000	103,000,000	72,000,000
Other financing activities									(4,000,000)		(5,000,000)
Increase (decrease) in intercompany payables									2,602,000,000	2,202,000,000	1,882,000,000
Net cash flow provided by (used for) financing activities									737,000,000	938,000,000	721,000,000
Net increase (decrease) in cash and cash equivalents									(174,000,000)	120,000,000	29,000,000
Cash and cash equivalents, including discontinued operations, at beginning of period				254,000,000				134,000,000	254,000,000	134,000,000	105,000,000
Cash and cash equivalents, including discontinued operations, at end of period	80,000,000				254,000,000				80,000,000	254,000,000	134,000,000
CBS Operations Inc. [Member]
Condensed Consolidating Statement of Operations [Abstract]
Revenues									11,000,000	15,000,000	19,000,000
Expenses:
Operating									8,000,000	8,000,000	8,000,000
Selling, general and administrative									323,000,000	251,000,000	246,000,000
Restructuring charges									1,000,000	2,000,000	0
Impairment charges										0
Depreciation and amortization									14,000,000	14,000,000	15,000,000
Total expenses									346,000,000	275,000,000	269,000,000
Operating income (loss)									(335,000,000)	(260,000,000)	(250,000,000)
Interest (expense) income, net									(369,000,000)	(351,000,000)	(341,000,000)
Net loss on early extinguishment of debt										0
Other items, net									4,000,000	(5,000,000)	6,000,000
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies									(700,000,000)	(616,000,000)	(585,000,000)
(Provision) benefit for income taxes									235,000,000	215,000,000	205,000,000
Equity in earnings (loss) of investee companies, net of tax									1,288,000,000	1,145,000,000	1,256,000,000
Net earnings (loss) from continuing operations									823,000,000	744,000,000	876,000,000
Net earnings (loss) from discontinued operations, net of tax (Note 3)									(5,000,000)	(3,000,000)	7,000,000
Net earnings (loss)									818,000,000	741,000,000	883,000,000
Total comprehensive income									815,000,000	734,000,000	883,000,000
ASSETS
Cash and cash equivalents	1,000,000				1,000,000				1,000,000	1,000,000
Receivables, net	2,000,000				2,000,000				2,000,000	2,000,000
Programming and other inventory (Note 5)	2,000,000				3,000,000				2,000,000	3,000,000
Prepaid expenses and other current assets	18,000,000				14,000,000				18,000,000	14,000,000
Current assets of discontinued operations (Note 3)	0				0				0	0
Total current assets	23,000,000				20,000,000				23,000,000	20,000,000
Property and equipment	137,000,000				117,000,000				137,000,000	117,000,000
Less accumulated depreciation and amortization	83,000,000				69,000,000				83,000,000	69,000,000
Net property and equipment	54,000,000				48,000,000				54,000,000	48,000,000
Programming and other inventory (Note 5)	0				2,000,000				0	2,000,000
Goodwill	62,000,000				62,000,000				62,000,000	62,000,000
Intangible assets (Note 2)	0				0				0	0
Investments in subsidiaries	10,415,000,000				9,128,000,000				10,415,000,000	9,128,000,000
Other assets	18,000,000				14,000,000				18,000,000	14,000,000
Intercompany	3,240,000,000				3,672,000,000				3,240,000,000	3,672,000,000
Assets of discontinued operations	0				0				0	0
Total assets	13,812,000,000				12,946,000,000				13,812,000,000	12,946,000,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	8,000,000				6,000,000				8,000,000	6,000,000
Participants' share and royalties payable	0				0				0	0
Program rights	2,000,000				4,000,000				2,000,000	4,000,000
Commercial paper	0								0
Current portion of long-term debt	0				0				0	0
Accrued expenses and other current liabilities	293,000,000				284,000,000				293,000,000	284,000,000
Current liabilities of discontinued operations (Note 3)	0				0				0	0
Total current liabilities	303,000,000				294,000,000				303,000,000	294,000,000
Long-term debt (Note 8)	0				0				0	0
Other liabilities	317,000,000				275,000,000				317,000,000	275,000,000
Liabilities of discontinued operations (Note 3)	0				0				0	0
Intercompany	0				0				0	0
Stockholders' Equity:
Preferred stock	0				0				0	0
Common stock	123,000,000				123,000,000				123,000,000	123,000,000
Additional paid-in capital	0				0				0	0
Retained earnings (deficit)	13,410,000,000				12,592,000,000				13,410,000,000	12,592,000,000
Accumulated other comprehensive income (loss)	(10,000,000)				(7,000,000)				(10,000,000)	(7,000,000)
Stockholders' equity including treasury stock	13,523,000,000				12,708,000,000				13,523,000,000	12,708,000,000
Less treasury stock, at cost	331,000,000				331,000,000				331,000,000	331,000,000
Total Stockholders' Equity	13,192,000,000				12,377,000,000				13,192,000,000	12,377,000,000
Total Liabilities and Stockholders' Equity	13,812,000,000				12,946,000,000				13,812,000,000	12,946,000,000
Condensed Consolidating Statement of Cash Flows [Abstract]
Net cash flow provided by (used for) operating activities									(187,000,000)	(179,000,000)	(181,000,000)
Investing Activities:
Acquisitions, net of cash acquired									0	0	0
Capital expenditures									(27,000,000)	(21,000,000)	(14,000,000)
Investments in and advances to investee companies									0	0	0
Proceeds from sale of investments									1,000,000	2,000,000	4,000,000
Proceeds from dispositions									0	0	0
Net cash flow provided by (used for) investing activities from continuing operations									(26,000,000)	(19,000,000)	(10,000,000)
Net cash flow provided by (used for) investing activities from discontinued operations									0	0	0
Net cash flow provided by (used for) investing activities									(26,000,000)	(19,000,000)	(10,000,000)
Financing Activities:
Proceeds from short-term debt borrowings, net									0
Proceeds from issuance of notes										0
Repayment of notes and debentures										0
Payment of capital lease obligations									0	0	0
Payment of contingent consideration									0	0
Dividends									0	0	0
Purchase of Company common stock									0	0	0
Payment of payroll taxes in lieu of issuing shares for stock-based compensation									0	0	0
Proceeds from exercise of stock options									0	0	0
Excess tax benefit from stock-based compensation									0	0	0
Other financing activities									0		0
Increase (decrease) in intercompany payables									213,000,000	198,000,000	191,000,000
Net cash flow provided by (used for) financing activities									213,000,000	198,000,000	191,000,000
Net increase (decrease) in cash and cash equivalents									0	0	0
Cash and cash equivalents, including discontinued operations, at beginning of period				1,000,000				1,000,000	1,000,000	1,000,000	1,000,000
Cash and cash equivalents, including discontinued operations, at end of period	1,000,000				1,000,000				1,000,000	1,000,000	1,000,000
Non-Guarantor Affiliates [Member]
Condensed Consolidating Statement of Operations [Abstract]
Revenues									13,849,000,000	12,648,000,000	12,231,000,000
Expenses:
Operating									8,047,000,000	7,182,000,000	7,111,000,000
Selling, general and administrative									2,158,000,000	2,104,000,000	2,057,000,000
Restructuring charges									19,000,000	17,000,000	42,000,000
Impairment charges										11,000,000
Depreciation and amortization									270,000,000	286,000,000	293,000,000
Total expenses									10,494,000,000	9,600,000,000	9,503,000,000
Operating income (loss)									3,355,000,000	3,048,000,000	2,728,000,000
Interest (expense) income, net									459,000,000	435,000,000	427,000,000
Net loss on early extinguishment of debt										0
Other items, net									3,000,000	11,000,000	(18,000,000)
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies									3,817,000,000	3,494,000,000	3,137,000,000
(Provision) benefit for income taxes									(1,265,000,000)	(1,210,000,000)	(1,086,000,000)
Equity in earnings (loss) of investee companies, net of tax									(49,000,000)	(37,000,000)	(39,000,000)
Net earnings (loss) from continuing operations									2,503,000,000	2,247,000,000	2,012,000,000
Net earnings (loss) from discontinued operations, net of tax (Note 3)									137,000,000	43,000,000	28,000,000
Net earnings (loss)									2,640,000,000	2,290,000,000	2,040,000,000
Total comprehensive income									2,463,000,000	2,298,000,000	2,023,000,000
ASSETS
Cash and cash equivalents	287,000,000				432,000,000				287,000,000	432,000,000
Receivables, net	3,202,000,000				2,885,000,000				3,202,000,000	2,885,000,000
Programming and other inventory (Note 5)	766,000,000				850,000,000				766,000,000	850,000,000
Prepaid expenses and other current assets	474,000,000				551,000,000				474,000,000	551,000,000
Current assets of discontinued operations (Note 3)	351,000,000				572,000,000				351,000,000	572,000,000
Total current assets	5,080,000,000				5,290,000,000				5,080,000,000	5,290,000,000
Property and equipment	2,923,000,000				2,919,000,000				2,923,000,000	2,919,000,000
Less accumulated depreciation and amortization	1,532,000,000				1,544,000,000				1,532,000,000	1,544,000,000
Net property and equipment	1,391,000,000				1,375,000,000				1,391,000,000	1,375,000,000
Programming and other inventory (Note 5)	1,692,000,000				1,577,000,000				1,692,000,000	1,577,000,000
Goodwill	6,536,000,000				6,530,000,000				6,536,000,000	6,530,000,000
Intangible assets (Note 2)	6,064,000,000				6,092,000,000				6,064,000,000	6,092,000,000
Investments in subsidiaries	0				0				0	0
Other assets	1,856,000,000				1,322,000,000				1,856,000,000	1,322,000,000
Intercompany	18,409,000,000				16,111,000,000				18,409,000,000	16,111,000,000
Assets of discontinued operations	3,124,000,000				3,421,000,000				3,124,000,000	3,421,000,000
Total assets	44,152,000,000				41,718,000,000				44,152,000,000	41,718,000,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	277,000,000				299,000,000				277,000,000	299,000,000
Participants' share and royalties payable	1,008,000,000				953,000,000				1,008,000,000	953,000,000
Program rights	391,000,000				445,000,000				391,000,000	445,000,000
Commercial paper	0								0
Current portion of long-term debt	15,000,000				13,000,000				15,000,000	13,000,000
Accrued expenses and other current liabilities	1,138,000,000				1,113,000,000				1,138,000,000	1,113,000,000
Current liabilities of discontinued operations (Note 3)	254,000,000				490,000,000				254,000,000	490,000,000
Total current liabilities	3,083,000,000				3,313,000,000				3,083,000,000	3,313,000,000
Long-term debt (Note 8)	149,000,000				110,000,000				149,000,000	110,000,000
Other liabilities	2,766,000,000				2,352,000,000				2,766,000,000	2,352,000,000
Liabilities of discontinued operations (Note 3)	477,000,000				532,000,000				477,000,000	532,000,000
Intercompany	0				0				0	0
Stockholders' Equity:
Preferred stock	126,000,000				128,000,000				126,000,000	128,000,000
Common stock	953,000,000				1,136,000,000				953,000,000	1,136,000,000
Additional paid-in capital	61,678,000,000				61,690,000,000				61,678,000,000	61,690,000,000
Retained earnings (deficit)	(20,406,000,000)				(23,046,000,000)				(20,406,000,000)	(23,046,000,000)
Accumulated other comprehensive income (loss)	126,000,000				303,000,000				126,000,000	303,000,000
Stockholders' equity including treasury stock	42,477,000,000				40,211,000,000				42,477,000,000	40,211,000,000
Less treasury stock, at cost	4,800,000,000				4,800,000,000				4,800,000,000	4,800,000,000
Total Stockholders' Equity	37,677,000,000				35,411,000,000				37,677,000,000	35,411,000,000
Total Liabilities and Stockholders' Equity	44,152,000,000				41,718,000,000				44,152,000,000	41,718,000,000
Condensed Consolidating Statement of Cash Flows [Abstract]
Net cash flow provided by (used for) operating activities									2,994,000,000	2,821,000,000	2,630,000,000
Investing Activities:
Acquisitions, net of cash acquired									(20,000,000)	(146,000,000)	(67,000,000)
Capital expenditures									(185,000,000)	(179,000,000)	(185,000,000)
Investments in and advances to investee companies									(176,000,000)	(91,000,000)	(79,000,000)
Proceeds from sale of investments									6,000,000	2,000,000	0
Proceeds from dispositions									164,000,000	49,000,000	17,000,000
Net cash flow provided by (used for) investing activities from continuing operations									(211,000,000)	(365,000,000)	(314,000,000)
Net cash flow provided by (used for) investing activities from discontinued operations									(58,000,000)	(76,000,000)	(73,000,000)
Net cash flow provided by (used for) investing activities									(269,000,000)	(441,000,000)	(387,000,000)
Financing Activities:
Proceeds from short-term debt borrowings, net									0
Proceeds from issuance of notes										0
Repayment of notes and debentures										0
Payment of capital lease obligations									(17,000,000)	(19,000,000)	(19,000,000)
Payment of contingent consideration									(30,000,000)	(33,000,000)
Dividends									0	0	0
Purchase of Company common stock									0	0	0
Payment of payroll taxes in lieu of issuing shares for stock-based compensation									0	0	0
Proceeds from exercise of stock options									0	0	0
Excess tax benefit from stock-based compensation									0	0	0
Other financing activities									0		0
Increase (decrease) in intercompany payables									(2,815,000,000)	(2,400,000,000)	(2,073,000,000)
Net cash flow provided by (used for) financing activities									(2,862,000,000)	(2,452,000,000)	(2,092,000,000)
Net increase (decrease) in cash and cash equivalents									(137,000,000)	(72,000,000)	151,000,000
Cash and cash equivalents, including discontinued operations, at beginning of period				453,000,000				525,000,000	453,000,000	525,000,000	374,000,000
Cash and cash equivalents, including discontinued operations, at end of period	$ 316,000,000				$ 453,000,000				$ 316,000,000	$ 453,000,000	$ 525,000,000